RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions	Transactions with Golar Partners and subsidiaries:
Income (expenses):

(in thousands of $)	2020	2019	2018
Management and administrative services revenue (i)	7,941	9,645	9,809
Ship management fees revenue (ii)	5,263	4,460	5,200
Interest income on short-term loan (iii)	(317)	(109)	—
Interest expense on deposits payable (iv)	—	—	(4,779)
Total	12,887	13,996	10,230

Receivables (payables): The balances with Golar Partners and subsidiaries as of December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	2020	2019
Balances due (to)/from Golar Partners and its subsidiaries (iii)	(1,133)	(2,708)
Methane Princess lease security deposit movements (v)	349	(2,253)
Total	(784)	(4,961)

(i) Management and administrative services revenue - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

(ii) Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

(iii) Interest income on short-term loan, balances due(to)/from Golar Partners and its subsidiaries - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees and expenses for management, advisory and administrative services, dividends in respect of the Hilli Common Units and other related party arrangements including the short term loan and Hilli disposal. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business.

During the year ended December 31, 2020, we loaned a total of $45.0 million with interest of LIBOR plus a margin of 5.0% to Golar Partners. The loan was fully repaid, including interest of $0.3 million during the year ended December 31, 2020.

In November 2019, we loaned $15.0 million to Golar Partners, with interest of LIBOR plus 5.0%. The loan was fully repaid, including interest of $0.1 million, in December 2019.

(iv) Interest expense on deposits payable

In May 2017, Golar Partners exercised the Tundra Put Right which required us to repurchase Tundra Corp at a price equal to the original purchase price of $107.2 million (the "Deferred Purchase Price") plus an additional amount equal to 5% per annum of the Deferred Purchase Price (the "Additional Amount"). In August 2017, we entered into the Hilli Sale Agreement with Golar Partners for the Hilli Disposal, from the Sellers of the Hilli Common Units in Hilli LLC. Concurrent with the execution of the Hilli Sale Agreement, we received a further $70 million deposit from Golar Partners, upon which we paid interest at a rate of 5% per annum. We have accounted for $4.8 million as interest expense for the year ended December 31, 2018. The Deferred Purchase Price, the Additional Amount and the deposit received were applied to the net sale price of the Hilli Disposal on July 12, 2018.

(v) Methane Princess lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to a lease for the Methane Princess. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess lease.
The transactions with Hygo and its affiliates for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(in thousands of $)	2020	2019	2018
Management and administrative services revenue	5,281	5,904	6,167
Ship management fees income	1,780	1,210	1,400
Debt guarantee compensation (i)	3,826	693	861
Other (ii)	—	(2)	(247)
Total	10,887	7,805	8,181

Payables: The balances with Hygo and its affiliates as of December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	2020	2019
Balances due to Hygo and affiliates (ii)	(11,222)	(6,829)

(i) Debt guarantee compensation - In connection with the closing of the Hygo and Stonepeak transaction, Hygo entered into agreements to compensate Golar in relation to certain debt guarantees (as further described under the subheading "Guarantees and other") relating to Hygo and subsidiaries. The compensation amounted to $3.8 million and $0.7 million income for the year ended December 31, 2020 and 2019 respectively.

(ii) Balances due to Hygo and affiliates - Receivables and payables with Hygo and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Balances owing to or due from Hygo and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. In December 2019, we loaned $7.0 million to Hygo, with interest of LIBOR plus 5.0%. The loan was fully repaid, including interest, in December 2019.
The transactions with OneLNG and its subsidiaries for the year ended December 31, 2020, 2019 and 2018 consisted of the following:

(in thousands of $)	2020	2019	2018
Management and administrative services revenue	—	—	1,399

Receivables: The balances with OneLNG and its subsidiaries as of December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	2020	2019
Balances due from OneLNG (i)	64	707

(i) Balances due from OneLNG - Receivables with One LNG and its subsidiaries comprise primarily of unpaid management fees, advisory, administrative services and payment on behalf of a related party. Balances due from OneLNG are unsecured and interest free.
The transactions with other related parties for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(in thousands of $)	2020	2019	2018
The Cool Pool (i)	—	39,666	151,152
Magni Partners (ii)	(606)	(858)	(375)
Borr Drilling (iii)	384	542	—
2020 Bulkers (iv)	45	265	—
Avenir LNG (v)	980	—	—
Total	803	39,615	150,777

Receivables: The balances with other related parties as of December 31, 2020 and 2019 consisted of the following:

(in thousands of $)	2020	2019
Magni Partners (ii)	81	88
Borr Drilling (iii)	936	542
2020 Bulkers (iv)	51	265
Avenir LNG (v)	980	—
Total	2,048	895

(i) The Cool Pool - On July 8, 2019 GasLog's vessel charter contracts had concluded and withdrew their participation from the Cool Pool. Following Gaslog's departure, we assumed sole responsibility for the management of the Cool Pool and consolidate the Cool Pool. From the point of consolidation, the Cool Pool ceased to be a related party.
The table below summarizes our net earnings (impacting each line item in our consolidated statement of operation) generated from our participation in the Cool Pool:

(in thousands of $)	2019	2018
Time and voyage charter revenues	43,332	177,139
Time charter revenues - collaborative arrangement	23,359	73,931
Voyage, charterhire expenses and commission expenses	(8,092)	(16,717)
Voyage, charterhire and commission expenses - collaborative arrangement	(18,933)	(83,201)
Net income from the Cool Pool	39,666	151,152

(ii) Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners (Bermuda) Limited, a privately held Bermuda company, and is the ultimate beneficial owner of the company. Receivables and payables from Magni Partners comprise primarily of the cost (without mark-up) or part cost of personnel employed by Magni Partners who have provided advisory and management services to Golar. These costs do not include any payment for any services provided by Tor Olav Trøim himself.

(iii) Borr Drilling - Tor Olav Trøim is the founder, and director of Borr Drilling, a Bermuda company listed on the Oslo and NASDAQ stock exchanges. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

(iv) 2020 Bulkers - 2020 Bulkers is a related party by virtue of common directorships. Receivables comprise primarily of management and administrative services provided by our Bermuda corporate office.

(v) Avenir LNG - Avenir LNG entered into an agreement to compensate Golar in relation to the provision of certain debt guarantees issued to third party banks. Receivables comprise primarily of debt guarantee compensation to Golar.